Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Raw materials	$ 54,853,095	$ 79,037,913	$ 57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
Inventory, Net	207,308,380	213,404,499	193,705,195
Provisions for inventory write-downs	$ 26,073,533	$ 19,893,861	$ 26,296,168